Consolidated Statements of Changes in Equity - CLP ($) $ in Thousands		Issued Capital	Total other reserves	Reserves for exchange rate differences	Cash Flow hedge reserve	Actuarial gains or losses in employee benefits	Other reserves	Retained earnings	Controlling equity	Non-Controlling interests	Total
Opening balance at Dec. 31, 2021		$ 270,737,574	$ 37,289,310	$ (441,580,088)	$ 50,603,698	$ (4,885,926)	$ 433,151,626	$ 768,116,920	$ 1,076,143,804	$ 25,269,755	$ 1,101,413,559
Comprehensive income
Net Income								125,497,642	125,497,642	2,961,345	128,458,987
Other comprehensive (loss) income			(169,741,867)	(53,903,278)	(112,948,199)	(2,890,390)			(169,741,867)	(310,862)	(170,052,729)
Total comprehensive income			(169,741,867)	(53,903,278)	(112,948,199)	(2,890,390)		125,497,642	(44,244,225)	2,650,483	(41,593,742)
Dividends								(274,316,049)	(274,316,049)	(1,057,730)	(275,373,779)
Increase (decrease) from other changes	[1]							97,676,614	97,676,614	1,280,000	98,956,614
Total changes in equity			(169,741,867)	(53,903,278)	(112,948,199)	(2,890,390)		(51,141,793)	(220,883,660)	2,872,753	(218,010,907)
Ending balance at Dec. 31, 2022		270,737,574	(132,452,557)	(495,483,366)	(62,344,501)	(7,776,316)	433,151,626	716,975,127	855,260,144	28,142,508	883,402,652
Comprehensive income
Net Income								171,441,410	171,441,410	3,070,077	174,511,487
Other comprehensive (loss) income			(21,306,285)	(61,349,533)	38,280,115	1,763,133			(21,306,285)	140,258	(21,166,027)
Total comprehensive income			(21,306,285)	(61,349,533)	38,280,115	1,763,133		171,441,410	150,135,125	3,210,335	153,345,460
Dividends								(167,968,886)	(167,968,886)	(777,956)	(168,746,842)
Increase (decrease) from other changes	[1]							48,864,144	48,864,144	4,120,000	52,984,144
Total changes in equity			(21,306,285)	(61,349,533)	38,280,115	1,763,133		52,336,668	31,030,383	6,552,379	37,582,762
Ending balance at Dec. 31, 2023		270,737,574	(153,758,842)	(556,832,899)	(24,064,386)	(6,013,183)	433,151,626	769,311,795	886,290,527	34,694,887	920,985,414
Comprehensive income
Net Income								232,662,884	232,662,884	1,981,241	234,644,125
Other comprehensive (loss) income			(32,315,693)	(42,426,360)	12,184,553	(2,073,886)			(32,315,693)	360,586	(31,955,107)
Total comprehensive income			(32,315,693)	(42,426,360)	12,184,553	(2,073,886)		232,662,884	200,347,191	2,341,827	202,689,018
Dividends								(265,370,962)	(265,370,962)	(1,421,402)	(266,792,364)
Increase (decrease) from other changes	[1]							155,142,436	155,142,436	2,372,516	157,514,952
Total changes in equity			(32,315,693)	(42,426,360)	12,184,553	(2,073,886)		122,434,358	90,118,665	3,292,941	93,411,606
Ending balance at Dec. 31, 2024		$ 270,737,574	$ (186,074,535)	$ (599,259,259)	$ (11,879,833)	$ (8,087,069)	$ 433,151,626	$ 891,746,153	$ 976,409,192	$ 37,987,828	$ 1,014,397,020

[1]	Corresponds mainly to inflation effects on the equity of our Subsidiaries in Argentina (see Note 2.5.1)